DEPOSITS BY CUSTOMERS (Tables)	6 Months Ended
Jun. 30, 2026
Deposits from customers [abstract]
Schedule of Deposits by Customers

	30 June 2026	31 December 2025
	£m	£m
Demand and time deposits[1]	228,334	190,741
Amounts due to fellow Banco Santander subsidiaries and joint ventures	1,721	1,590
0	230,055	192,331
1 Includes capital amount guaranteed / protected equity index-linked deposits of £69m (2025: £87m).